Share-based payments (Details 4) - SISL Employee Stock Option Plan 2025 [Member]	12 Months Ended
	Mar. 31, 2026 yr ₨ / shares	Mar. 31, 2025 yr ₨ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk free interest rates	6.45%	0.00%
Expected life | yr	5	0
Volatility	15.00%	0.00%
Dividend yield	0.00%	0.00%
Exercise price	₨ 150	₨ 0
Share price on the date of grant	₨ 150	₨ 0